Subordinated Liabilities - Interest rates (Narrative) (Details)	Dec. 31, 2020
7.625% Contingent Capital Notes (USD 3,000m), Due 2022
Pure [Abstract]
Interest rate	7.625%
7.125% Undated Subordinated Notes
Pure [Abstract]
Interest rate	7.125%
5.14% Lower Tier 2 Notes (USD 1,094m), Due 2020
Pure [Abstract]
Interest rate	5.14%